Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000201187 | DFA US Targeted Value Portfolio8825600
Holdings [Line Items]
Percent of Total Investments	4.60%
C000201187 | iShares MSCI USA Min Vol Factor ETF8825610
Holdings [Line Items]
Percent of Total Investments	4.20%
C000201187 | Microsoft8827872
Holdings [Line Items]
Percent of Total Investments	3.70%
C000201187 | DFA Real Estate Securities Portfolio8825591
Holdings [Line Items]
Percent of Total Investments	3.70%
C000201187 | Dimensional US Targeted Value ETF8825608
Holdings [Line Items]
Percent of Total Investments	3.20%
C000201187 | iShares MSCI USA Momentum Factor ETF8825613
Holdings [Line Items]
Percent of Total Investments	3.10%
C000201187 | Vanguard US Value Factor ETF8825628
Holdings [Line Items]
Percent of Total Investments	2.90%
C000201187 | NVIDIA8828938
Holdings [Line Items]
Percent of Total Investments	2.80%
C000201187 | Meta Platforms8827869
Holdings [Line Items]
Percent of Total Investments	2.70%
C000201187 | Apple8827632
Holdings [Line Items]
Percent of Total Investments	2.70%
C000201187 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000201187 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000201187 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000201187 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000201187 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000201187 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000201187 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000201187 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000201187 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000201187 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000201187 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000201187 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000201187 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000201187 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000201187 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000201184 | DFA Large Cap International Portfolio8829436
Holdings [Line Items]
Percent of Total Investments	10.80%
C000201184 | DFA Emerging Markets Portfolio8829412
Holdings [Line Items]
Percent of Total Investments	7.20%
C000201184 | DFA International Small Cap Value Portfolio8829433
Holdings [Line Items]
Percent of Total Investments	5.80%
C000201184 | DFA International Value Portfolio8829421
Holdings [Line Items]
Percent of Total Investments	5.60%
C000201184 | DFA International High Relative Profitability Portfolio8829424
Holdings [Line Items]
Percent of Total Investments	5.50%
C000201184 | Avantis Emerging Markets Equity ETF8829403
Holdings [Line Items]
Percent of Total Investments	5.50%
C000201184 | DFA Emerging Markets Small Cap Portfolio8829415
Holdings [Line Items]
Percent of Total Investments	4.80%
C000201184 | iShares MSCI Emerging Markets Min Vol Factor ETF8829445
Holdings [Line Items]
Percent of Total Investments	3.20%
C000201184 | iShares MSCI EAFE Min Vol Factor ETF8829442
Holdings [Line Items]
Percent of Total Investments	2.90%
C000201184 | DFA International Real Estate Securities8829427
Holdings [Line Items]
Percent of Total Investments	2.80%
C000201184 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201184 | France
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000201184 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000201184 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000201184 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000201184 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000201184 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000201184 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000201184 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000201184 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000201184 | China
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000201184 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.60%
C000201182 | Dimensional US Targeted Value ETF8830415
Holdings [Line Items]
Percent of Total Investments	3.40%
C000201182 | DFA Large Cap International Portfolio8830399
Holdings [Line Items]
Percent of Total Investments	3.20%
C000201182 | DFA Real Estate Securities Portfolio8830402
Holdings [Line Items]
Percent of Total Investments	2.50%
C000201182 | iShares MSCI USA Momentum Factor ETF8830430
Holdings [Line Items]
Percent of Total Investments	2.50%
C000201182 | Microsoft8831526
Holdings [Line Items]
Percent of Total Investments	2.20%
C000201182 | DFA International Value Portfolio8830384
Holdings [Line Items]
Percent of Total Investments	2.20%
C000201182 | DFA US Targeted Value Portfolio8830408
Holdings [Line Items]
Percent of Total Investments	1.90%
C000201182 | Vanguard US Value Factor ETF8830441
Holdings [Line Items]
Percent of Total Investments	1.80%
C000201182 | DFA International High Relative Profitability Portfolio8830387
Holdings [Line Items]
Percent of Total Investments	1.80%
C000201182 | DFA International Small Cap Value Portfolio8830396
Holdings [Line Items]
Percent of Total Investments	1.80%
C000201182 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000201182 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000201182 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000201182 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000201182 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000201182 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000201182 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000201182 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201182 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000201182 | China
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000201182 | United States
Holdings [Line Items]
Percent of Net Asset Value	85.80%
C000201182 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000201186 | AQR Large Capital Multi-Style Fund8832843
Holdings [Line Items]
Percent of Total Investments	14.50%
C000201186 | Dimensional US Equity Market ETF8832886
Holdings [Line Items]
Percent of Total Investments	13.70%
C000201186 | AQR International Multi-Style Fund8832841
Holdings [Line Items]
Percent of Total Investments	10.70%
C000201186 | DFA US High Relative Profitability Portfolio8832879
Holdings [Line Items]
Percent of Total Investments	7.00%
C000201186 | AQR Emerging Multi-Style II Fund8832836
Holdings [Line Items]
Percent of Total Investments	5.30%
C000201186 | Dimensional US Targeted Value ETF8832894
Holdings [Line Items]
Percent of Total Investments	5.10%
C000201186 | Dimensional US Marketwide Value ETF8832888
Holdings [Line Items]
Percent of Total Investments	5.10%
C000201186 | DFA Large Cap International Portfolio8832874
Holdings [Line Items]
Percent of Total Investments	4.10%
C000201186 | iShares MSCI Global Min Vol Factor ETF8832901
Holdings [Line Items]
Percent of Total Investments	3.00%
C000201186 | DFA International Small Cap Value Portfolio8832871
Holdings [Line Items]
Percent of Total Investments	2.80%
C000201186 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000201186 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000201188 | FNMA8833070
Holdings [Line Items]
Percent of Total Investments	1.90%
C000201188 | FNMA8833083
Holdings [Line Items]
Percent of Total Investments	1.50%
C000201188 | FNMA8833050
Holdings [Line Items]
Percent of Total Investments	1.40%
C000201188 | U.S. Treasury Notes8832950
Holdings [Line Items]
Percent of Total Investments	1.30%
C000201188 | U.S. Treasury Bonds8833008
Holdings [Line Items]
Percent of Total Investments	1.30%
C000201188 | FNMA8833056
Holdings [Line Items]
Percent of Total Investments	1.20%
C000201188 | U.S. Treasury Bonds8833002
Holdings [Line Items]
Percent of Total Investments	1.10%
C000201188 | U.S. Treasury Bonds8833023
Holdings [Line Items]
Percent of Total Investments	1.10%
C000201188 | U.S. Treasury Notes8832987
Holdings [Line Items]
Percent of Total Investments	1.10%
C000201188 | FNMA8833062
Holdings [Line Items]
Percent of Total Investments	1.10%
C000201188 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000201188 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000201188 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000201188 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000201188 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000201188 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000201188 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000201188 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000201185 | Dimensional National Municipal Bond ETF8833081
Holdings [Line Items]
Percent of Total Investments	20.20%
C000201185 | DFA Short-Term Municipal Bond Portfolio8833078
Holdings [Line Items]
Percent of Total Investments	13.80%
C000201185 | Vanguard Tax-Exempt Bond Index ETF8833095
Holdings [Line Items]
Percent of Total Investments	12.10%
C000201185 | iShares National Muni Bond ETF8833084
Holdings [Line Items]
Percent of Total Investments	12.00%
C000201185 | Schwab Municipal Bond ETF8833089
Holdings [Line Items]
Percent of Total Investments	11.00%
C000201185 | Vanguard Intermediate Tax-Exempt Bond ETF8833092
Holdings [Line Items]
Percent of Total Investments	10.00%
C000201185 | iShares Short-Term National Muni Bond ETF8833087
Holdings [Line Items]
Percent of Total Investments	10.00%
C000201185 | DFA Intermediate-Term Municipal Bond Portfolio8833075
Holdings [Line Items]
Percent of Total Investments	9.90%
C000201185 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000201185 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000201183 | U.S. Treasury Bonds8834099
Holdings [Line Items]
Percent of Total Investments	5.90%
C000201183 | French Republic Government Bond OAT8833656
Holdings [Line Items]
Percent of Total Investments	3.90%
C000201183 | U.S. Treasury Notes8834093
Holdings [Line Items]
Percent of Total Investments	3.40%
C000201183 | Japan Government Twenty Year Bond8833839
Holdings [Line Items]
Percent of Total Investments	2.40%
C000201183 | Spain Government Bond8833633
Holdings [Line Items]
Percent of Total Investments	1.80%
C000201183 | United Kingdom Gilt8833696
Holdings [Line Items]
Percent of Total Investments	1.70%
C000201183 | U.S. Treasury Notes8834090
Holdings [Line Items]
Percent of Total Investments	1.70%
C000201183 | European Union8833793
Holdings [Line Items]
Percent of Total Investments	1.20%
C000201183 | U.S. Treasury Notes8834096
Holdings [Line Items]
Percent of Total Investments	1.10%
C000201183 | Kingdom of Belgium Government Bond8833505
Holdings [Line Items]
Percent of Total Investments	1.10%
C000201183 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000201183 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000201183 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000201183 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000201183 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000201183 | Forward
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000201183 | Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000201181 | AQR Diversified Arbitrage Fund8833998
Holdings [Line Items]
Percent of Total Investments	46.30%
C000201181 | AQR Managed Futures Strategy Fund8834001
Holdings [Line Items]
Percent of Total Investments	24.20%
C000201181 | AQR Style Premia Alternative Fund8834004
Holdings [Line Items]
Percent of Total Investments	19.10%
C000201181 | AQR Alternative Risk Premia Fund8833995
Holdings [Line Items]
Percent of Total Investments	4.90%
C000201181 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000201181 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	94.50%